FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               ------------------

Check here if Amendment [x]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brinker Capital, Inc.
Address: 1055 Westlakes Drive, Suite 250,
Berwyn PA 19312

Form 13F File Number: 28-14331
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  /s/ Brian Ferko
       ---------------------------------------
Title:  Chief Compliance Officer
       ---------------------------------------
Phone:  610 407 5406
       ---------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian Ferko                 Berwyn, PA              November 13, 2012
--------------------------------------------------------------------------------
[Signature]                     [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number Name

      _________ ________________________________________________
      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         None
                                        -------------------

Form 13F Information Table Entry Total:    123
                                        -------------------

Form 13F Information Table Value Total:    $642,408
                                        -------------------
                                           (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


      No. Form 13F File Number Name


      ____ 28-________________________ ______________________________________


      [Repeat as necessary.]

                                                                                                                  VOTING AUTHORITY
                                           TITLE OF           VALUE              SH/ PUT/ INVSTMT    OTHER
NAME OF ISSUER                             CLASS    CUSIP    (X$1000)     SHARES PRN CALL DISCRETION MANAGERS    SOLE   SHARED  NONE
AFLAC INC                                  Common   001055102    $211       4408 Sh       Sole                   4408
ALASKA AIR GROUP INC                       Common   011659109    $436      12435 Sh       Sole                  12435
ALTERA CORPORATION                         Common   021441100    $234       6875 Sh       Sole                   6875
AMERICAN EXPRESS COMPANY                   Common   025816109  $1,052      18503 Sh       Sole                  18503
ANALOG DEVICES INC                         Common   032654105    $252       6442 Sh       Sole                   6442
APOLLO GROUP INC CL A                      Common   037604105    $265       9122 Sh       Sole                   9122
APPLE COMPUTER INC                         Common   037833100  $1,801       2700 Sh       Sole                   2700
ASTRA ZENECA PLC ADR                       ADR      046353108    $264       5511 Sh       Sole                   5511
AVALONBAY CMNTYS INC                       Common   053484101    $357       2626 Sh       Sole                   2626
BANK OF AMERICA CORP                       Common   060505104    $125      14139 Sh       Sole                  14139
BAXTER INTERNATIONAL INC                   Common   071813109    $263       4359 Sh       Sole                   4359
BERKSHIRE HATHAWAY CL B                    Common   084670702  $6,256      70931 Sh       Sole                  70931
CAMPBELL SOUP COMPANY                      Common   134429109  $3,660     105108 Sh       Sole                 105108
CENTURYTEL INC                             Common   156700106  $1,117      27646 Sh       Sole                  27646
CITIGROUP INC                              Common   172967424    $735      22451 Sh       Sole                  22451
COACH INC                                  Common   189754104    $228       4074 Sh       Sole                   4074
COLGATE-PALMOLIVE CO                       Common   194162103    $267       2492 Sh       Sole                   2492
DOLLAR TREE INC                            Common   256746108    $261       5409 Sh       Sole                   5409
EBAY INC                                   Common   278642103    $680      14049 Sh       Sole                  14049
GANNETT CO INC                             Common   364730101 $18,968    1068647 Sh       Sole                1068647
GENERAL ELECTRIC COMPANY                   Common   369604103    $832      36639 Sh       Sole                  36639
GILEAD SCIENCES INC                        Common   375558103    $287       4320 Sh       Sole                   4320
HEWLETT-PACKARD COMPANY                    Common   428236103    $247      14472 Sh       Sole                  14472
INTEL CORP                                 Common   458140100    $220       9730 Sh       Sole                   9730
INTERNATIONAL BUSINESS MACHINE             Common   459200101    $810       3903 Sh       Sole                   3903
ISHARES GOLD TRUST ETF                     ETF      464285105 $68,609    3972704 Sh       Sole                3972704
ISHARES MSCI CANADA ETF                    ETF      464286509 $10,149     356221 Sh       Sole                 356221
ISHARES INC MSCI THAILAND                  ETF      464286624  $1,637      21581 Sh       Sole                  21581
ISHARES MSCI CHILE ETF                     ETF      464286640 $21,741     349981 Sh       Sole                 349981
ISHARES INC MSCI UTD KINGDM                ETF      464286699  $3,647     209631 Sh       Sole                 209631
ISHARES MSCI TURKEY ETF                    ETF      464286715 $18,713     334875 Sh       Sole                 334875
ISHARES INC MSCI GERMANY                   ETF      464286806  $5,002     221642 Sh       Sole                 221642
ISHARES MSCI JAPAN ETF                     ETF      464286848  $1,783     194440 Sh       Sole                 194440
ISHARES BARCLAYS TIPS ETF                  ETF      464287176    $918       7536 Sh       Sole                   7536
ISHARES IBOXX INVT GRADE CORP BD FD        ETF      464287242  $1,705      14005 Sh       Sole                  14005
ISHARES 20+ YR TREASURY ETF                ETF      464287432 $15,516     124908 Sh       Sole                 124908
ISHARES LEHMAN 1-3 YEAR TREASURY BOND      ETF      464287457    $415       4907 Sh       Sole                   4907
ISHARES TR RUSSELL 1000 GROWTH             ETF      464287614 $18,665     279833 Sh       Sole                 279833
ISHARES TR DJ US REAL EST                  ETF      464287739    $835      12969 Sh       Sole                  12969
ISHARES LEHMAN SHORT TREASURY BOND         ETF      464288679    $400       3633 Sh       Sole                   3633
ISHARES TR INDEX DJ OIL EQUIP              ETF      464288844    $530      10196 Sh       Sole                  10196
JOY GLOBAL INC                             Common   481165108    $257       4581 Sh       Sole                   4581
KOHLS CORP                                 Common   500255104    $249       4867 Sh       Sole                   4867
LINCOLN NATL CORP IND                      Common   534187109    $474      19602 Sh       Sole                  19602
LORILLARD INC                              Common   544147101    $241       2068 Sh       Sole                   2068
MATTEL INCORPORATED                        Common   577081102    $258       7260 Sh       Sole                   7260
MC DONALDS CORP                            Common   580135101    $257       2805 Sh       Sole                   2805
MCGRAW-HILL COMPANIES INC                  Common   580645109    $267       4892 Sh       Sole                   4892
MICROSOFT CORP                             Common   594918104    $499      16781 Sh       Sole                  16781
MOODYS CORP                                Common   615369105    $270       6116 Sh       Sole                   6116
MYLAN LABS INC                             Common   628530107    $683      28024 Sh       Sole                  28024
NEW YORK TIMES CL A                        Common   650111107  $4,057     415721 Sh       Sole                 415721
NORDSTROM INC                              Common   655664100    $247       4469 Sh       Sole                   4469
ODYSSEY MARINE EXPLORATION                 Common   676118102 $25,880    8215804 Sh       Sole                8215804
PHILIP MORRIS INTL INC                     Common   718172109    $261       2905 Sh       Sole                   2905
PHILLIPS 66                                Common   718546104  $6,406     138160 Sh       Sole                 138160
PRUDENTIAL FINL INC                        Common   744320102    $778      14268 Sh       Sole                  14268
ROGERS COMMUNICATIONS INC                  Common   775109200    $252       6237 Sh       Sole                   6237
SCHLUMBERGER LTD                           Common   806857108    $354       4901 Sh       Sole                   4901
STATE STR CORP                             Common   857477103    $832      19826 Sh       Sole                  19826
TJX COS INC NEW                            Common   872540109    $253       5655 Sh       Sole                   5655
TECK CORP B                                Common   878742204    $250       8502 Sh       Sole                   8502
TELLABS INC                                Common   879664100  $1,598     453276 Sh       Sole                 453276
TIMKEN CO                                  Common   887389104    $526      14151 Sh       Sole                  14151
UNITED CONTINENTAL HOLDINGS                Common   910047109  $6,467     331634 Sh       Sole                 331634
UNITED TECHNOLOGIES CORP                   Common   913017109    $256       3266 Sh       Sole                   3266
VANGUARD TOTAL BOND MARKET ETF             ETF      921937835 $12,790     150206 Sh       Sole                 150206
VANGUARD EMERGING MKTS ETF                 ETF      922042858 $26,706     640127 Sh       Sole                 640127
VANGUARD TOTAL STOCK MKT ETF               ETF      922908769 $30,098     408665 Sh       Sole                 408665
WATERS CORP                                Common   941848103    $257       3087 Sh       Sole                   3087
WELLS FARGO NEW                            Common   949746101    $259       7487 Sh       Sole                   7487
WESTERN DIGITAL CORP                       Common   958102105    $243       6262 Sh       Sole                   6262
WEYERHAEUSER CO                            Common   962166104    $374      14318 Sh       Sole                  14318
NEWS CORP CL A                             Common   65248E104  $8,062     328993 Sh       Sole                 328993
SALLY BEAUTY HLDGS INC                     Common   79546E104    $636      25341 Sh       Sole                  25341
AT&T INC                                   Common   00206R102    $427      11313 Sh       Sole                  11313
ADOBE SYSTEMS INC                          Common   00724F101    $262       8063 Sh       Sole                   8063
BIOGEN IDEC INC                            Common   09062X103    $256       1714 Sh       Sole                   1714
CAPITAL ONE FINL CORP                      Common   14040H105    $258       4529 Sh       Sole                   4529
CAPSTEAD MORTGAGE CORP                     Common   14067E506  $6,108     452788 Sh       Sole                 452788
CARDINAL HEALTH INC                        Common   14149Y108    $260       6661 Sh       Sole                   6661
GUGGENHEIM/SABRIENT INSIDER ETF            ETF      18383M209 $14,529     416670 Sh       Sole                 416670
GUGGENHEIM/BEACON SPIN-OFF ETF             ETF      18383M605 $15,483     563210 Sh       Sole                 563210
GUGGENHEIM/RAYMOND JAMES SB1 ETF           ETF      18383M613 $14,189     622335 Sh       Sole                 622335
CREDIT SUISSE CUSHING 30 MLP ETN           ETN      22542D852  $7,740     308718 Sh       Sole                 308718
DWS MUN INCOME TR           COM            Common   23338M106    $424      28031 Sh       Sole                  28031
DISH NETWORK CORPORATION                   Common   25470M109    $246       8025 Sh       Sole                   8025
EATON VANCE BUY-WRITE INCOME               Common   27828X100  $2,652     176682 Sh       Sole                 176682
EXPRESS SCRIPTS HOLDING COMPANY            Common   30219G108    $261       4173 Sh       Sole                   4173
EXXON MOBIL CORP                           Common   30231G102    $262       2863 Sh       Sole                   2863
FIFTH STREET FINANCE CORP                  Common   31678A103  $1,316     119835 Sh       Sole                 119835
GOLDMAN SACHS GROUP INC                    Common   38141G104    $255       2244 Sh       Sole                   2244
GOOGLE INC CL A                            Common   38259P508    $281        373 Sh       Sole                    373
CGI GROUP INC CL A SUB VTG SHS             Common   39945C109    $258       9606 Sh       Sole                   9606
INTERCONTINENTALEXCHANGE INC               Common   45865V100    $445       3339 Sh       Sole                   3339
ISHARES SILVER ETF                         ETF      46428Q109  $6,405     191311 Sh       Sole                 191311
J.P. MORGAN CHASE & CO                     Common   46625H100    $852      21041 Sh       Sole                  21041
JPMORGAN ALERIAN MLP INDEX ETN             ETN      46625H365 $15,073     372675 Sh       Sole                 372675
MARKET VECTORS ETF TR GOLD MINER ETF       ETF      57060U100  $6,587     122679 Sh       Sole                 122679
MCKESSON HBOC INC.                         Common   58155Q103    $252       2926 Sh       Sole                   2926
NEUBERGER BERMAN INTER MUNI COM            Common   64124P101    $545      31994 Sh       Sole                  31994
ORACLE CORPORATION                         Common   68389X105  $1,221      38825 Sh       Sole                  38825
POWERSHARES QQQ TRUST UNIT SER 1           ETF      73935A104    $398       5800 Sh       Sole                   5800
PROSHARES SHORT MSCI EAFE ETF              ETF      74347R370 $27,253     600153 Sh       Sole                 600153
PROSHARES SHORT MSCI EM ETF                ETF      74347R396 $58,694    2022531 Sh       Sole                2022531
PROSHARES SHORT QQQ                        ETF      74347R602 $23,745     964461 Sh       Sole                 964461
PROSHARES SHORT R2000 ETF                  ETF      74347R826 $74,504    2982556 Sh       Sole                2982556
SPDR TR UNIT SER 1                         TR Unit  78462F103  $4,852      33701 Sh       Sole                  33701
SPDR INDEX SHS FDS INTL HLTH ETF           ETF      78463X681  $2,225      63249 Sh       Sole                  63249
SPDR S&P INTL DIVIDEND                     ETF      78463X772  $1,870      41365 Sh       Sole                  41365
SPDR INDEX SHS FDS DJWS INTL REAL          ETF      78463X863  $2,237      56993 Sh       Sole                  56993
SPDR S&P MIDCAP 400 ETF TR  UTSER1 S&PDCRP ETF      78467Y107  $2,829      15721 Sh       Sole                  15721
SECTOR SPDR SHS BEN INT-BAS                ETF      81369Y100    $516      14020 Sh       Sole                  14020
SPDR TECHNOLOGY ETF                        ETF      81369Y803    $347      11265 Sh       Sole                  11265
3M COMPANY                                 Common   88579Y101    $912       9869 Sh       Sole                   9869
ACCENTURE PLC IRELAND - CLASS A            Common   G1151C101    $282       4030 Sh       Sole                   4030
ENSCO PLC SHS CLASS A                      Common   G3157S106    $517       9473 Sh       Sole                   9473
SEADRILL LIMITED SHS                       Common   G7945E105  $1,128      28767 Sh       Sole                  28767
FOSTER WHEELER AGR                         Common   H27178104    $835      34845 Sh       Sole                  34845
GARMIN LTD SHS ISIN #CH0114405324 MER FROM Common   H2906T109    $262       6280 Sh       Sole                   6280
CHECK POINT SOFTWARE TECH                  Order    M22465104    $257       5338 Sh       Sole                   5338
ASMLD HOLDINGS NV NY                       Common   N07059186    $252       4687 Sh       Sole                   4687
AVAGO TECHNOLOGIES LTD SHS                 Common   Y0486S104    $256       7341 Sh       Sole                   7341